Loans, Net - Summary of Loans (Parenthetical) (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Notes And Loans Receivable [Line Items]
Deferred fees, cost, premium and discount	$ (3.6)	$ (3.4)	$ (2.6)
SBA Loans
Accounts Notes And Loans Receivable [Line Items]
Unguaranteed portion of loans	$ 75.9	$ 67.1	$ 58.7